Post-employment benefit plans (Tables)	6 Months Ended
Jun. 30, 2026
Employee Benefits [Abstract]
Schedule of Post-employment Benefit Plans Service Cost
Components of post-employment benefit plans service cost

	Three months		Six months
For the period ended June 30	2026	2025	2026	2025
DB pension	(27)	(31)	(55)	(61)
DC pension	(31)	(30)	(71)	(70)
OPEBs	(1)	(1)	(1)	(1)
Less:
Capitalized benefit plans cost	13	17	27	33
Total post-employment benefit plans service cost	(46)	(45)	(100)	(99)

Schedule of Post-employment Benefit Plans Financing Cost
Components of post-employment benefit plans financing income

	Three months		Six months
For the period ended June 30	2026	2025	2026	2025
DB pension	43	33	88	66
OPEBs	(7)	(7)	(15)	(15)
Total net return on post-employment benefit plans	36	26	73	51